Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

December 31, 2019

INTCEN-QTLY-0220
1.859212.112

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.6%
AGL Energy Ltd.	90,197	$1,299,462
Arena (REIT) unit	846,649	1,693,287
Aub Group Ltd.	267,247	2,248,612
Australia & New Zealand Banking Group Ltd.	29	500
Coles Group Ltd.	353,399	3,680,287
Commonwealth Bank of Australia	260,954	14,631,645
CSL Ltd.	55,500	10,740,059
Inghams Group Ltd.	1,805,751	4,257,744
SP AusNet	489,400	583,842
Woodside Petroleum Ltd.	165,715	3,998,067

TOTAL AUSTRALIA		43,133,505

Austria - 0.6%
Erste Group Bank AG	425,391	16,013,526
Bailiwick of Jersey - 1.0%
Experian PLC	770,500	26,119,550
Sanne Group PLC	134,300	1,204,341

TOTAL BAILIWICK OF JERSEY		27,323,891

Belgium - 1.5%
KBC Groep NV	399,285	30,034,698
Umicore SA	230,964	11,233,376

TOTAL BELGIUM		41,268,074

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	141,500	1,006,914
Credicorp Ltd. (United States)	37,200	7,928,436
Hiscox Ltd.	581,700	10,972,202
IHS Markit Ltd. (a)	221,500	16,690,025

TOTAL BERMUDA		36,597,577

Brazil - 0.3%
IRB Brasil Resseguros SA	965,300	9,346,567
Canada - 4.7%
ATCO Ltd. Class I (non-vtg.)	17,600	674,562
Aurinia Pharmaceuticals, Inc. (a)	34,000	688,840
Barrick Gold Corp. (Canada)	439,509	8,163,688
Canadian Natural Resources Ltd.	224,800	7,270,879
Canadian Pacific Railway Ltd.	60,700	15,473,814
Canadian Utilities Ltd. Class A (non-vtg.)	26,900	811,423
Cenovus Energy, Inc. (Canada)	716,100	7,279,288
Constellation Software, Inc.	16,000	15,539,302
Emera, Inc.	32,100	1,379,122
First Quantum Minerals Ltd.	627,400	6,363,142
Fortis, Inc.	49,600	2,058,025
Hydro One Ltd. (b)	56,600	1,093,164
Intact Financial Corp.	131,200	14,187,443
Lundin Mining Corp.	2,087,000	12,471,695
Pembina Pipeline Corp. (c)	110,700	4,103,031
Suncor Energy, Inc.	244,200	8,003,659
The Toronto-Dominion Bank	410,100	23,000,718

TOTAL CANADA		128,561,795

Cayman Islands - 0.6%
Cheung Kong Property Holdings Ltd.	811,500	5,857,946
HKBN Ltd.	2,172,500	3,641,139
Innovent Biolgics, Inc. (a)(b)	300,000	1,022,163
Tencent Holdings Ltd.	90,900	4,379,213
Wuxi Biologics (Cayman), Inc. (a)(b)	98,500	1,247,003

TOTAL CAYMAN ISLANDS		16,147,464

China - 0.1%
PICC Property & Casualty Co. Ltd. (H Shares)	2,413,000	2,907,751
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	55,500	267,091

TOTAL CHINA		3,174,842

Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	10,023	14,461,451
DSV A/S	153,800	17,725,953

TOTAL DENMARK		32,187,404

Finland - 0.1%
Fortum Corp.	62,700	1,547,273
France - 10.2%
ALTEN	81,600	10,297,206
Amundi SA (b)	147,500	11,565,007
ARGAN SA	28,100	2,445,934
Capgemini SA	132,500	16,185,290
Danone SA	220,200	18,286,719
Edenred SA	208,800	10,797,125
EDF SA	115,800	1,289,576
Elior SA (b)	218,100	3,204,820
ENGIE	187,980	3,036,343
Legrand SA	90,100	7,341,374
LVMH Moet Hennessy Louis Vuitton SE	109,745	51,136,113
Pernod Ricard SA	49,800	8,904,189
Sanofi SA	342,255	34,371,801
Societe Generale Series A	276,500	9,649,293
SR Teleperformance SA	129,800	31,652,714
Suez Environnement SA	64,800	980,173
Total SA	657,446	36,482,017
Veolia Environnement SA	67,500	1,795,197
VINCI SA	117,094	13,003,090
Vivendi SA	210,440	6,094,825

TOTAL FRANCE		278,518,806

Germany - 8.9%
adidas AG	75,900	24,672,711
BASF AG	126,347	9,518,558
Bayer AG	164,338	13,360,128
Daimler AG (Germany)	183,200	10,145,310
Delivery Hero AG (a)(b)	141,100	11,167,663
Deutsche Borse AG	91,400	14,368,652
Deutsche Post AG	725,331	27,670,665
E.ON AG	240,868	2,574,127
Hannover Reuck SE	79,700	15,403,532
LEG Immobilien AG	34,359	4,067,949
Linde PLC	54,012	11,559,668
MTU Aero Engines Holdings AG	23,600	6,739,802
Rheinmetall AG	84,500	9,705,846
RWE AG	64,530	1,979,683
SAP SE	294,959	39,700,968
Scout24 AG (b)	69,600	4,602,245
Siemens AG	161,500	21,090,538
Uniper SE	34,600	1,145,307
Vonovia SE	255,700	13,767,297
Wirecard AG (c)	8,200	988,779

TOTAL GERMANY		244,229,428

Hong Kong - 1.8%
AIA Group Ltd.	3,758,800	39,534,932
Dah Sing Banking Group Ltd.	1,872,000	2,503,271
Hong Kong Exchanges and Clearing Ltd.	171,800	5,577,994
Power Assets Holdings Ltd.	202,000	1,477,613

TOTAL HONG KONG		49,093,810

Hungary - 0.5%
OTP Bank PLC	242,800	12,697,236
Richter Gedeon PLC	110,000	2,391,575

TOTAL HUNGARY		15,088,811

India - 0.4%
Axis Bank Ltd.	471,797	4,986,085
HDFC Bank Ltd. sponsored ADR	115,400	7,312,898

TOTAL INDIA		12,298,983

Indonesia - 0.4%
PT Bank Central Asia Tbk	1,107,600	2,666,777
PT Bank Rakyat Indonesia Tbk	26,339,500	8,348,194

TOTAL INDONESIA		11,014,971

Ireland - 2.3%
DCC PLC (United Kingdom)	152,700	13,236,315
Greencore Group PLC	1,019,926	3,619,313
Irish Residential Properties REIT PLC	1,852,700	3,304,296
James Hardie Industries PLC CDI	9,533	186,444
Kerry Group PLC Class A	164,200	20,462,747
Kingspan Group PLC (Ireland)	155,200	9,479,083
Ryanair Holdings PLC sponsored ADR (a)	153,280	13,428,861

TOTAL IRELAND		63,717,059

Israel - 0.3%
Mizrahi Tefahot Bank Ltd.	327,300	8,719,659
Italy - 1.4%
Banca Generali SpA	127,784	4,150,991
Davide Campari-Milano SpA	564,600	5,155,158
Enel SpA	748,036	5,942,267
FinecoBank SpA	823,300	9,872,168
Recordati SpA	301,400	12,701,680

TOTAL ITALY		37,822,264

Japan - 16.2%
A/S One Corp.	20,100	1,888,740
Advance Residence Investment Corp.	1,099	3,479,417
Alps Electric Co. Ltd.	122,300	2,776,129
Astellas Pharma, Inc.	346,900	5,921,579
Bandai Namco Holdings, Inc.	130,200	7,920,352
Chubu Electric Power Co., Inc.	89,100	1,259,504
Chugai Pharmaceutical Co. Ltd.	52,600	4,844,210
Chugoku Electric Power Co., Inc.	54,100	712,006
Electric Power Development Co. Ltd.	29,600	721,101
Fanuc Corp.	73,700	13,609,804
Fast Retailing Co. Ltd.	10,100	6,000,150
Hoshizaki Corp.	141,200	12,657,383
Hoya Corp.	437,000	42,028,899
Isuzu Motors Ltd.	390,600	4,617,193
JSR Corp.	460,600	8,529,080
Kansai Electric Power Co., Inc.	105,800	1,225,673
Kao Corp.	271,800	22,416,733
Keyence Corp.	88,400	31,314,859
Lasertec Corp.	39,600	2,026,377
Minebea Mitsumi, Inc.	198,900	4,108,508
Mitsubishi Estate Co. Ltd.	349,800	6,693,380
Mitsubishi UFJ Financial Group, Inc.	1,275,700	6,896,864
Money Forward, Inc. (a)(c)	75,200	3,647,361
Murata Manufacturing Co. Ltd.	79,800	4,911,579
Nintendo Co. Ltd.	19,393	7,756,427
Nippon Telegraph & Telephone Corp.	237,562	6,004,069
Nitori Holdings Co. Ltd.	99,600	15,789,517
Olympus Corp.	683,300	10,531,501
Oracle Corp. Japan	158,600	14,523,676
ORIX Corp.	906,900	15,115,696
Otsuka Corp.	218,400	8,793,889
Persol Holdings Co., Ltd.	517,000	9,759,026
Recruit Holdings Co. Ltd.	814,100	30,492,403
Relo Group, Inc.	215,100	6,037,964
Shinsei Bank Ltd.	223,800	3,414,560
Shiseido Co. Ltd.	101,400	7,200,413
SMC Corp.	35,300	16,338,291
SoftBank Corp.	236,336	10,261,011
Sony Corp.	142,300	9,661,845
Subaru Corp.	133,100	3,296,865
Suzuki Motor Corp.	191,400	7,989,410
Taiheiyo Cement Corp.	148,600	4,361,873
Takeda Pharmaceutical Co. Ltd.	111,895	4,425,696
Terumo Corp.	164,900	5,849,716
Tohoku Electric Power Co., Inc.	76,200	758,809
Tokio Marine Holdings, Inc.	93,700	5,246,153
Tokyo Electric Power Co., Inc. (a)	222,100	950,712
Toyota Motor Corp.	205,900	14,508,025
Tsuruha Holdings, Inc.	134,900	17,406,452
Welcia Holdings Co. Ltd.	42,700	2,731,259
Yahoo! Japan Corp.	971,836	4,103,203

TOTAL JAPAN		443,515,342

Korea (South) - 0.3%
LG Chemical Ltd.	15,700	4,313,411
Samsung Electronics Co. Ltd.	81,280	3,924,599

TOTAL KOREA (SOUTH)		8,238,010

Luxembourg - 0.5%
B&M European Value Retail SA	1,389,276	7,537,603
Eurofins Scientific SA	9,308	5,159,835

TOTAL LUXEMBOURG		12,697,438

Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	670,100	3,744,338
Netherlands - 7.8%
AerCap Holdings NV (a)	183,300	11,267,451
Argenx SE ADR (a)	5,400	866,808
ASML Holding NV (Netherlands)	123,878	36,674,897
Basic-Fit NV (a)(b)	103,700	3,937,442
Elastic NV (a)	56,300	3,620,090
Euronext NV (b)	58,800	4,791,700
Ferrari NV	60,800	10,086,685
Heineken NV (Bearer)	197,600	21,038,821
IMCD Group BV	185,500	16,188,262
Koninklijke Philips Electronics NV	407,700	19,929,889
NIBC Holding NV (b)	500,936	4,225,487
NXP Semiconductors NV	67,700	8,615,502
Prosus NV (a)	36,400	2,716,412
QIAGEN NV (Germany) (a)	153,900	5,258,299
RHI Magnesita NV	148,245	7,556,138
Takeaway.com Holding BV (a)(b)	12,500	1,152,547
Unilever NV	692,325	39,733,032
Unilever NV (NY Reg.)	67,300	3,867,058
Wolters Kluwer NV	177,200	12,923,716

TOTAL NETHERLANDS		214,450,236

Norway - 1.2%
Adevinta ASA Class B	645,080	7,641,648
Equinor ASA	694,400	13,881,198
Schibsted ASA:
(A Shares)	267,300	8,077,488
(B Shares)	83,700	2,400,608

TOTAL NORWAY		32,000,942

Poland - 0.2%
Bank Polska Kasa Opieki SA	209,200	5,538,928
Portugal - 0.2%
Energias de Portugal SA	364,300	1,578,967
Galp Energia SGPS SA Class B	194,124	3,258,965

TOTAL PORTUGAL		4,837,932

Singapore - 0.6%
Parkway Life REIT	1,990,300	4,913,042
United Overseas Bank Ltd.	369,013	7,246,093
UOL Group Ltd.	578,000	3,575,568
Wing Tai Holdings Ltd.	291,400	437,658

TOTAL SINGAPORE		16,172,361

South Africa - 0.2%
Naspers Ltd. Class N	36,400	5,956,751
Spain - 1.1%
Amadeus IT Holding SA Class A	157,300	12,845,080
Cellnex Telecom SA (b)	122,468	5,270,977
Enagas SA	39,600	1,010,095
Endesa SA	52,900	1,411,649
Iberdrola SA	239,600	2,467,211
Laboratorios Farmaceuticos ROVI SA	71,204	1,948,816
Masmovil Ibercom SA (a)	151,570	3,458,127
Red Electrica Corporacion SA	63,000	1,269,435

TOTAL SPAIN		29,681,390

Sweden - 2.6%
AddTech AB (B Shares)	145,800	4,716,608
ASSA ABLOY AB (B Shares)	523,200	12,230,040
EQT AB (a)	536,400	6,236,577
Ericsson (B Shares)	414,039	3,617,796
Hexagon AB (B Shares)	198,900	11,148,687
Indutrade AB	404,000	14,458,225
John Mattson Fastighetsforetag (a)	94,969	1,423,569
Lundin Petroleum AB	77,473	2,632,792
Svenska Handelsbanken AB (A Shares)	1,180,700	12,716,441
Swedish Match Co. AB	43,000	2,216,488

TOTAL SWEDEN		71,397,223

Switzerland - 7.8%
Alcon, Inc. (a)	230,900	13,062,013
Julius Baer Group Ltd.	229,002	11,805,722
Lonza Group AG	26,100	9,525,232
Nestle SA (Reg. S)	622,678	67,414,402
Roche Holding AG (participation certificate)	206,850	67,226,832
Sika AG	35,704	6,708,796
Sonova Holding AG Class B	30,575	6,997,688
Swiss Re Ltd.	138,800	15,589,543
Zurich Insurance Group Ltd.	35,566	14,593,158

TOTAL SWITZERLAND		212,923,386

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,207,000	13,387,005
United Kingdom - 12.6%
AstraZeneca PLC (United Kingdom)	214,900	21,509,760
Beazley PLC	2,405,800	17,718,178
BP PLC	2,645,319	16,641,192
British American Tobacco PLC (United Kingdom)	89,681	3,811,630
Centrica PLC	961,700	1,137,564
Cineworld Group PLC	562,800	1,633,357
Compass Group PLC	714,900	17,916,665
Cranswick PLC	93,393	4,193,714
Dechra Pharmaceuticals PLC	239,318	9,193,018
Diageo PLC	978,609	41,235,354
Diploma PLC	115,100	3,085,820
Grainger Trust PLC	930,778	3,861,470
Hotel Chocolat Group Ltd. (c)	549,400	3,238,422
HSBC Holdings PLC (United Kingdom)	172,400	1,349,624
InterContinental Hotel Group PLC	167,300	11,495,980
Intertek Group PLC	169,200	13,115,638
John David Group PLC	944,700	10,478,802
London Stock Exchange Group PLC	287,900	29,588,082
Mondi PLC	410,500	9,637,939
Prudential PLC	1,650,043	31,615,875
RELX PLC (London Stock Exchange)	1,238,100	31,249,957
Rentokil Initial PLC	2,036,400	12,219,292
Rolls-Royce Holdings PLC (C Shares) (a)	47,802,050	63,319
Royal Dutch Shell PLC:
Class A (United Kingdom)	219,027	6,486,315
Class B (United Kingdom)	152,130	4,515,778
Scottish & Southern Energy PLC	122,500	2,336,350
Smith & Nephew PLC	364,100	8,775,079
Standard Life PLC	1,339,924	5,823,327
Victrex PLC	419,600	13,861,706
Vodafone Group PLC	3,057,200	5,935,171

TOTAL UNITED KINGDOM		343,724,378

United States of America - 4.4%
Alphabet, Inc. Class C (a)	5,900	7,888,418
Altria Group, Inc.	95,500	4,766,405
Becton, Dickinson & Co.	35,800	9,736,526
Boston Beer Co., Inc. Class A (a)	7,900	2,985,015
Boston Scientific Corp. (a)	224,000	10,129,280
Constellation Brands, Inc. Class A (sub. vtg.)	15,100	2,865,225
Global Payments, Inc.	66,310	12,105,554
International Flavors & Fragrances, Inc. (c)	119,200	15,379,184
Kosmos Energy Ltd.	548,700	3,127,590
Marsh & McLennan Companies, Inc.	130,400	14,527,864
Moody's Corp.	32,400	7,692,084
NICE Systems Ltd. sponsored ADR (a)	42,600	6,609,390
Philip Morris International, Inc.	49,100	4,177,919
Roper Technologies, Inc.	25,200	8,926,596
S&P Global, Inc.	39,300	10,730,865

TOTAL UNITED STATES OF AMERICA		121,647,915

TOTAL COMMON STOCKS
(Cost $2,175,687,003)		2,615,719,284

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Porsche Automobil Holding SE (Germany)
(Cost $6,593,386)	149,900	11,122,321

Investment Companies - 0.3%
United States of America - 0.3%
iShares MSCI Japan ETF
(Cost $6,772,021)	115,600	6,848,144
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.56% 3/12/20 to 4/2/20(d)
(Cost $2,920,059)	2,930,000	2,920,338
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund 1.58% (e)	84,266,993	84,283,847
Fidelity Securities Lending Cash Central Fund 1.58% (e)(f)	18,338,917	18,340,751
TOTAL MONEY MARKET FUNDS
(Cost $102,624,597)		102,624,598
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,294,597,066)		2,739,234,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,258,057)
NET ASSETS - 100%		$2,737,976,628

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	571	March 2020	$58,142,075	$300,149	$300,149
TME S&P/TSX 60 Index Contracts (Canada)	35	March 2020	5,457,472	(10,664)	(10,664)
TOTAL FUTURES CONTRACTS					$289,485

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,547,309 or 2.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,920,338.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$202,001
Fidelity Securities Lending Cash Central Fund	80,477
Total	$282,478

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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